Discontinued Operations and Assets Held for Sale - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Oct. 16, 2018 shares	Jul. 18, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, current					$ 516,000
Assets held for sale, long-term					466,000
Liabilities held for sale, current					127,000
Liabilities held for sale, long-term					225,000
Stock-based compensation expense				$ 988,000	1,000,000
Current period gain recognized			$ 2,000,000
Capnia Inc Joint Venture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Negotiated price per share | $ / shares			$ 1.00	$ 1.00
Percentage of ownership interest				47.00%
Number of shares owned | shares			1,480,000	1,480,000
Percentage of discount for lack of control				0.23
NeoForce, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of wholly-owned subsidiary		100.00%
Flexicare Medical Limited [Member] | NeoForce Holdings Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of wholly-owned subsidiary		100.00%
OAHL [Member] | Capnia Inc Joint Venture [Member] | Corporate Joint Venture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment threshold requirement			$ 1,200,000	$ 1,200,000	$ 2,200,000	$ 1,200,000
Negotiated price per share | $ / shares					$ 1.00
Investment threshold requirement stock issuance					$ 1,200,000
Issuance of common stock (shares) | shares	1,690,322
Percentage of ownership interest	53.00%
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock-based compensation expense				76,000	120,000
CoSense, NFI and Serenz [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, current			0	0	516,000
Assets held for sale, long-term			0	0	466,000
Liabilities held for sale, current			0	0	127,000
Liabilities held for sale, long-term			$ 0	$ 0	$ 225,000
NeoForce, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum indemnification obligation for certain losses		$ 250,000
Proceeds from the sale of business		$ 720,000